Acquisitions (Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed and Non-controlling Interests at Date of Acquisition) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2012	Jul. 31, 2013	Mar. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 254,435	$ 242,476	$ 163,016
Total purchase consideration, net of purchase consideration payable and cash acquired	11,764	109,376	34,552
Transaction completed in 2012 for Dragonbio [Member]
Business Acquisition [Line Items]
Current assets				9,557
Property, plant, and equipment				2,185
Intangible assets				35,153
Land use rights				1,436
Goodwill				20,545
Total assets acquired				68,876
Current liabilities				(3,030)
Deferred tax liabilities				(5,274)
Net assets acquired				60,572
Non-controlling interests				(25,309)
Total consideration				35,263
Less: Purchase consideration payable				(14,106)
Less: Cash acquired				(1,817)
Total purchase consideration, net of purchase consideration payable and cash acquired				19,340
Transactions Completed in 2012 for Other PRC Entities [Member]
Business Acquisition [Line Items]
Current assets			6,334
Property, plant, and equipment			1,239
Intangible assets			13,248
Goodwill			12,438
Total assets acquired			33,259
Current liabilities			(1,231)
Deferred tax liabilities			(2,188)
Net assets acquired			29,840
Non-controlling interests			(8,815)
Total consideration			21,025
Less: Purchase consideration payable			(5,485)
Less: Cash acquired			(2,294)
Total purchase consideration, net of purchase consideration payable and cash acquired			13,246
Transactions Completed in 2013 for ZONARE [Member]
Business Acquisition [Line Items]
Current assets					21,297
Property, plant, and equipment					2,235
Intangible assets					49,100
Goodwill					70,694
Total assets acquired					143,326
Current liabilities					(22,774)
Deferred tax liabilities					(16,694)
Long-term liabilities					(2,478)
Net assets acquired					101,380
Non-controlling interests					(275)
Total consideration					101,105
Less: Purchase consideration payable					(17,382)
Less: Cash acquired					(529)
Total purchase consideration, net of purchase consideration payable and cash acquired					83,194
Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. [Member]
Business Acquisition [Line Items]
Current assets		6,306
Property, plant, and equipment		252
Other assets		83
Intangible assets		8,840
Goodwill		7,224
Total assets acquired		22,705
Current liabilities		(3,052)
Deferred tax liabilities		(1,480)
Long-term liabilities		(81)
Net assets acquired		18,092
Non-controlling interests		(6,808)
Total consideration		11,284
Less: Purchase consideration payable		(2,826)
Less: Cash acquired		(2,604)
Total purchase consideration, net of purchase consideration payable and cash acquired		5,854
Transactions Completed in 2014 for Shanghai Long Island Biotec. Co., Ltd. [Member]
Business Acquisition [Line Items]
Current assets						1,694
Property, plant, and equipment						1,217
Intangible assets						10,388
Goodwill						12,157
Total assets acquired						25,456
Current liabilities						(2,446)
Deferred tax liabilities						(2,611)
Net assets acquired						20,399
Non-controlling interests						(8,915)
Total consideration						11,484
Less: Purchase consideration payable						(4,793)
Less: Cash acquired						(315)
Total purchase consideration, net of purchase consideration payable and cash acquired						$ 6,376